Investment Securities - Gains and Losses Related to Investment Securities (Details) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Gross realized gains from sales of AFS investment securities	$ 205	$ 74	$ 15
Gross realized losses from sales of AFS investment securities	(196)	(113)	(5)
Gross losses from OTTI	3	0	2
Losses reclassified (from) to other comprehensive income	0	0	(1)
Gains (losses) related to investment securities, net	6	(39)	7
Impairment associated with expected credit losses	0	0	(1)
Impairment associated with adverse changes in timing of expected future cash flows	(3)	0	(2)
Net impairment losses	$ (3)	$ 0	$ (3)